STOCKHOLDERS' EQUITY (DEFICIT) - Schedule Assumptions Used to Calculate Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Expected volatility (as a percent)	42.00%
Expected volatility, minimum (as a percent)		42.00%	37.00%
Expected volatility, maximum (as a percent)		44.00%	56.00%
Expected life in years	6 years 4 months	6 years 4 months	6 years 4 months
Risk-free interest rate (as a percent)	2.12%
Risk-free interest rate, minimum		1.12%	1.70%
Risk-free interest rate, maximum		1.41%	2.07%
Dividend yield	0.00%	0.00%	0.00%